Income and Social Contribution Taxes (Details) - Schedule of Net Change in Deferred Income Tax - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Change in Deferred Income Tax [Abstract]
Balance	R$ 9,486	R$ (30,565)
Tax losses	81,298	5,232
Total excluding effect from conversion	68,312
Adjustments in biological assets and agricultural products	(19,983)	40,951
Financial lease	9,946	7,377
Provisions for contingency and fair value	(13,673)	1,877
Derivative financial instruments	28,085	(11,727)
Costs of transactions	(822)	536
Allowance for doubtful accounts		(33)
Provision for other accounts payable and receivable	(304)	(1,755)
Accelerated depreciation of assets for rural activity	(24,208)	(2,010)
Subscription warrant	(632)	(3,800)
Deferred taxes on surplus value	34	2,127
Share-based incentive plan (ILPA)	(915)	(433)
Indemnity assets		55
Impairment of investment		1,654
Balance	R$ 68,312	R$ 9,486